Tax Expense - Tax Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Tax expense.
Net income tax (payable) receivable at January 1	$ (2,603)	$ 1,110	$ (1,284)
Current tax expense	(36,397)	(15,310)	(7,642)
VAT allocated against income tax	11,876	1,112
Foreign currency movement	207	(160)	840
Acquisition of Bilboes Gold tax liability			(10)
Net income tax payable (receivable) December 31,	343	2,603	(1,110)
Tax paid	$ (26,574)	$ (10,645)	$ (9,206)